LVIP U.S. Equity Income Maximizer Fund Expense Example - LVIP U.S. Equity Income Maximizer Fund	Jul. 31, 2026 USD ($)
Standard Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,817
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	$ 2,089